As filed with the Securities and Exchange Commission on June 30, 2006

                                     Investment Company Act File number 811-3955




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   April 30

Date of reporting period: April 30, 2006

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
NEW YORK                                    600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY TAX FREE                                                    (212) 830-5200
INCOME FUND, INC.

================================================================================




Dear Shareholder:


We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended April 30, 2006.

The Fund had net assets of $424,769,215 and 2,536 active shareholders as of April 30, 2006.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,

/s/ Steven W. Duff






Steven W. Duff
President













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
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NEW YORK DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED APRIL 30, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.










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
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================================================================================

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
      Class A & Victory Shares              11/01/05                 04/30/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,011.10                    $4.34
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.48                    $4.36
  expenses)
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
           Class B Shares                   11/01/05                 04/30/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00               $1,012.10                    $3.34
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,021.47                    $3.36
  expenses)
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
          Advantage Shares                  11/01/05                 04/30/06                    Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,010.30                    $5.08
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,019.74                    $5.11
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.87%, 0.67%, and 1.02%, for the Class A and Victory shares, Class B shares, and Advantage shares, respectively, multiplied by the average account value over the period (November 1, 2005 through April 30, 2006), multiplied by 181/365 (to reflect the most recent fiscal half-year).















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
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NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Tax Exempt Commercial Paper (1.18%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   New York State Dormitory Authority (Columbia University) -
              Series C                                                          05/01/06    3.11%    $ 5,000,000              A-1+
-----------                                                                                          -----------
  5,000,000   Total Tax Exempt Commercial Paper                                                        5,000,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (19.50%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,670,000   ABN AMRO Munitops Certificates Trust - Series 2002-33
              (Port Authority of New York and New Jersey Cosolidated Bonds,
              128th Series)
              Insured by FSA                                                    07/11/06    3.24%    $ 7,670,000    VMIG-1
 14,000,000   County of Putnam, NY TAN - Series 2006 (c)                        01/19/07    3.25      14,121,915
  3,260,604   Eastchester, NY BAN (c)                                           11/14/06    3.16       3,283,456
  1,565,268   Guilderland, NY CSD BAN - Series A (c)                            07/06/06    3.75       1,568,021
  6,000,000   Irvington, NY Union Free School District TAN (c)                  06/23/06    2.70       6,008,906
    980,000   Kiryas Joel, NY Union Free School District BAN - Series 2005A (c) 07/11/06    3.40         980,740
  4,000,000   New York State Environmental Quality GO - Series 1998G
              LOC West LB AG                                                    08/03/06    2.95       4,000,000    VMIG-1    A-1+
  3,000,000   New York, Board of Cooperative Educational Services of Broome,
              Delaware, Tioga Counties (c)                                      06/30/06    3.75       3,004,554
  4,000,000   New York, Board of Cooperative Educational Services of
              Monroe County (c)                                                 06/29/06    3.75       4,005,976
  8,000,000   Newburgh City, NY School District BAN (c)                         09/28/06    4.00       8,033,501
  5,000,000   North Babylon, NY Union Free School District BAN (c)              08/08/06    4.00       5,014,484
  3,000,000   North Syracuse CSD GO - Series 2005B (c)                          08/24/06    4.13       3,010,322
  3,000,000   P - Floater Series MT - 058
              (Tobacco Settlement Financing Corporation, NY - Series 2003A-1C)
              LOC AMBAC Assurance Corporation                                   06/22/06    2.85       3,000,000     P-1      A-1
  7,000,000   Pittsford, NY CSD BAN - Series 2004 (c)                           06/20/06    3.23       7,006,917
  1,055,000   Ulster, New York BAN (c)                                          02/07/07    3.35       1,062,882
  9,545,000   Victor, NY CSD BAN (c)                                            06/30/06    4.00       9,561,923
  1,479,675   Victor, NY CSD BAN (c)                                            10/06/06    4.25       1,487,446
-----------                                                                                          -----------
 82,555,547   Total Tax Exempt General Obligation Notes & Bonds                                       82,821,043
-----------                                                                                          -----------

Variable Rate Demand Instruments (d) (78.86%)
------------------------------------------------------------------------------------------------------------------------------------
$10,000,000   ABN AMRO Munitops Certificate Trust 2005-60
              (New York State Thruway Authority - Series G) (c)
              Insured by FSA                                                    08/01/13    3.83%    $10,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Dutchess County, NY IDA (Marist College) - Series 2005 A
              LOC Bank of New York                                              07/01/35    3.78%  $  2,000,000               A-1+
  1,165,000   Dutchess County, NY IDA Civic Facilities RB
              (Trinity - Pawling School Corporation)
              LOC Allied Irish Banks, PLC                                       10/01/32    3.80      1,165,000     VMIG-1
 12,155,000   Eagle Tax - Exempt Trust - Series 963206
              (New York State Urban Development Corporation)                    07/01/16    3.83     12,155,000               A-1+
  2,000,000   Eagle Tax - Exempt Trust - Series 20015101
              (Puerto Rico Infrastructure Financing Authority
              Special Obligation Bonds 2000 - Series A)
              Collateralized by SLGS Securities                                 10/01/34    3.82      2,000,000               A-1+
    515,000   Eagle Tax - Exempt Trust - Series 2005102 (Puerto Rico Housing
              Finance Corp. RB - Series I)
              Insured by AMBAC Assurance Corp.                                  10/01/11    3.89        515,000               A-1+
  8,000,000   Eagle Tax - Exempt Trust - Series 720050077 Class A COPs
              (New York City, NY GO Bonds Fiscal 2006 - Series C)
              Insured by MBIA Insurance Corp.                                   08/01/15    3.83      8,000,000               A-1+
  2,275,000   Erie County, NY IDA (Hauptman - Woodward Project) - Series 2004
              LOC KeyBank, N.A.                                                 03/01/24    3.86      2,275,000      P-1      A-1
  2,360,000   Floating Rate Trust Receipts - Series 2003-M8J (New York State
              Dormitory Authority,State University Educational Facilities Issue
               - Series 2002B)
              Insured by FGIC                                                   11/15/29    3.85      2,360,000     VMIG-1
  3,000,000   Floating Rate Trust Receipts - Series 2005-K3 (Metropolitan
              Transportation Authority, Transportation RB - Series 2005B)
              Insured by MBIA Insurance Corp.                                   11/15/35    3.85      3,000,000      P-1      A-1
 11,000,000   Floating Rate Trust Receipts - Series 2005-L21 (New York City, NY
              GO Bonds Fiscal 2004 - Series I)
              Insured by MBIA Insurance Corp.                                   08/01/17    3.85     11,000,000     VMIG-1
  8,450,000   Floating Rate Trust Receipts - Series 2005-K2 (New York City, NY
              Municipal Water Finance Authority Water and Sewer System Bonds,
              Fiscal 2005 - Series C) (c)
              Insured by MBIA Insurance Corp.                                   06/15/26    3.85      8,450,000
  5,000,000   Floating Rate Trust Receipts - Series 2006-K1 (New York State
              Dormitory Authority, Columbia University RB - Series 2006A)       07/01/26    3.85      5,000,000     VMIG-1
 15,975,000   Floating Rate Trust Receipts - Series L29
              (New York State Dormitory Authority, St. Lukes -
              Roosevelt Hospital Center - Series 2005)
              Collateralized by FHA                                             08/15/25    3.85     15,975,000               A-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESMENTS (CONTINUED)
APRIL 30, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,100,000   Forest City New Rochelle, NY
              (Revenue Certificates of Trust) - Series 2003
              LOC Wachovia Bank, N.A.                                           06/01/11    3.85%    $ 1,100,000    VMIG-1    A-1+
    600,000   Long Island Power Authority, NY RB (Electric System)
              LOC Bayerische Landesbank / Landesbank Baden - Wurttemberg        05/01/33    3.79         600,000    VMIG-1    A-1+
    985,000   Merlots - Series 2001-A30 (New York State Dormitory
              Authority RB - Series 1996 E)
              Insured by AMBAC Assurance Corp.                                  02/15/18    3.81         985,000    VMIG-1
  6,000,000   Metropolitan Transportation Authority RB - Series 2005 E-1
              LOC Fortis Bank S.A./N.V.                                         11/01/35    3.80       6,000,000    VMIG-1    A-1+
  2,500,000   Monroe County, NY IDA (Rochester Institute of Technology Project)
              - Series 1999 A
              LOC Wachovia Bank, N.A.                                           06/01/29    3.75       2,500,000    VMIG-1
  2,495,000   Morgan Stanley Floating Rate Trust Certificates - Series 2004 - 950
              (New York City, NY Trust for Cultural Resources RB - Series 2004)
              Insured by FGIC                                                   02/01/34    3.82       2,495,000    VMIG-1
  2,400,000   New York City Housing Development Corporation Multifamily
              (Manhattan Court Development) - Series 2004A
              LOC Citibank, N.A.                                                06/01/36    3.81       2,400,000              A-1+
  4,000,000   New York City, NY GO - Fiscal 1996, Series J-2
              LOC West LB AG                                                    02/15/16    3.79       4,000,000     P-1      A-1+
  3,000,000   New York City, NY GO Fiscal 1993 - Series A-6
              LOC Landesbank Hessen -Thuringen Girozentrale                     08/01/19    3.77       3,000,000    VMIG-1    A-1+
  2,500,000   New York City, NY GO - Fiscal 2004 - Series A-3
              LOC BNP Paribas                                                   08/01/31    3.77       2,500,000    VMIG-1    A-1+
  4,500,000   New York City, NY GO - Series 1994 H-4
              Insured by AMBAC Assurance Corporation                            08/01/15    3.80       4,500,000    VMIG-1    A-1
  3,400,000   New York City, NY GO - Series 1995 B-9
              LOC JPMorgan Chase Bank, N.A.                                     08/15/23    3.79       3,400,000    VMIG-1    A-1+
  2,350,000   New York City, NY GO - Series 1995 F-3
              LOC JPMorgan Chase Bank, N.A.                                     02/15/13    3.75       2,350,000    VMIG-1    A-1+
  3,200,000   New York City, NY - Series 2004, Subseries H-8
              LOC West LB AG                                                    03/01/34    3.74       3,200,000    VMIG-1    A-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,300,000   New York City, NY HDC
              (Columbus Apartment Project) - Series 1995A
              Collateralized by Federal National Mortgage Association           03/15/25    3.77%    $ 1,300,000              A-1+
  7,500,000   New York City, NY HDC (West End Towers) - Series 2004 A
              Guaranteed by Federal National Mortgage Association               05/15/34    3.83       7,500,000     P-1      A-1+
  5,700,000   New York City, NY Housing Development Corporation MHRB
              (941 Hoe Avenue Apartment) - Series 2004 A
              LOC KeyBank, N.A,                                                 06/15/37    3.81       5,700,000              A-1
  4,725,000   New York City, NY IDA Civic Facilities RB
              (American Society Technion Project) - Series 2003
              LOC Allied Irish Banks, PLC                                       10/01/33    3.74       4,725,000    VMIG-1
  3,865,000   New York City, NY IDA Civic Facilities RB
              (Convent Sacred Heart School) - Series 2002
              LOC Allied Irish Banks, PLC                                       11/01/32    3.84       3,865,000    VMIG-1
  1,555,000   New York City, NY IDA Civic Facilities RB
              (Epiphany Community Nursery School Project) - Series 1997
              LOC Bank of New York                                              05/01/11    3.85       1,555,000    VMIG-1
  1,120,000   New York City, NY IDA Civic Facilities RB
              (MSMC Realty Corporation Project) - Series 2001
              LOC JPMorgan Chase Bank, N.A.                                     01/01/31    3.75       1,120,000    VMIG-1    A-1+
 17,300,000   New York City, NY IDA Special Facility RB - Series 1997 B
              (Korean Airlines Company Limited Project)
              LOC HSBC Bank USA, N.A.                                           11/01/24    3.82      17,300,000    VMIG-1    A-1+
  1,473,300   New York City, NY IDA IDRB (Abigal Press) - Series 2002
              LOC JPMorgan Chase Bank, N.A.                                     12/01/18    3.90       1,473,300              A-1+
  2,700,000   New York City, NY MHRB
              (Peter Cintron Apartments) - Series 2004 A
              LOC KeyBank, N.A.                                                 06/15/37    3.81       2,700,000              A-1
  5,600,000   New York City, NY Trust for Cultural Resources
              (The Museum of Broadcasting) - Series 1989
              LOC KBC Bank, N.V.                                                05/01/14    3.74       5,600,000    VMIG-1    A-1
  1,525,000   New York Local Government Assistance Corporation
              - Series 2003 A-8V
              Insured by FSA                                                    04/01/19    3.73       1,525,000              A-1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   New York State Energy Research and Development Authority
              (Con Edison Company) - Series 2004 C-3
              LOC Citibank, N.A.                                                11/01/39    3.83%    $ 1,500,000    VMIG-1    A-1+
  1,000,000   New York State Energy Research & Development Authority
              Electric Facilities RB
              (Long Island Lighting Company Project) - Series 1997 A
              LOC Royal Bank of Scotland PLC                                    12/01/27    3.83       1,000,000    VMIG-1
  2,700,000   New York State Energy Research and Development Authority
              (Con Edison Company) - Subseries 2005 A-2
              LOC Wachovia Bank, N.A.                                           05/01/39    3.79       2,700,000    VMIG-1    A-1+
  5,000,000   New York State Housing Finance Agency RB
              (350 West 43rd Street Project) - Series 2004 A
              LOC Landesbank Hessen -Thuringen Girozentrale                     11/01/34    3.82       5,000,000    VMIG-1
  8,000,000   New York State Housing Finance Agency RB
              (100 Maiden Lane) - Series 2004 A
              LOC Bank of New York                                              11/01/37    3.87       8,000,000    VMIG-1
  3,300,000   New York State, Housing Finance Agency RB
              (1115 First Ave.) - Series 2005 A
              LOC KeyBank, N.A.                                                 11/01/34    3.92       3,300,000    VMIG-1
 11,300,000   New York State Housing Finance Agency RB
              (250 West 50th Street) - Series 1997 A
              Guaranteed by Federal National Mortgage Association               05/01/29    3.82      11,300,000    VMIG-1
  1,750,000   New York State Housing Finance Agency RB
              (Archstone Westbury) - Series 2004 A
              LOC JPMorgan Chase Bank, N.A.                                     11/01/36    3.83       1,750,000    VMIG-1
  1,675,000   New York State Housing Finance Agency RB
              (Avalon Chrystie Place I Project) - Series 2004 A
              LOC Bank of America, N.A.                                         11/01/36    3.80       1,675,000    VMIG-1
  4,000,000   New York State Housing Finance Agency
              (Helena Housing) - Series 2004 A
              LOC Bank of America, N.A.                                         11/01/36    3.82       4,000,000    VMIG-1
 11,000,000   New York State Housing Finance Agency
              (Normandie Court II Project) - Series 1999 A
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/29    3.82      11,000,000    VMIG-1
  4,000,000   New York State Housing Finance Agency RB
              (Union Square Housing) - Series 1996 A
              Guaranteed by Federal National Mortgage Association               05/15/24    3.82       4,000,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   New York State Housing Finance Agency State Personal Income
              Tax RB (Economic Development & Housing) - Series 2005 C
              Insured by FGIC                                                   03/15/33    3.79%    $ 5,000,000              A-1+
    900,000   New York State Local Government Assistance Corporation
              - Series 1995 B
              LOC Bank of Nova Scotia                                           04/01/25    3.70         900,000    VMIG-1    A-1+
 11,440,000   New York State MHRB (Normandie Court I Project) - Series 1991-A
              LOC Landesbank Hessen - ThuringenGirozentrale                     05/15/15    3.75      11,440,000    VMIG-1    A-1+
  5,000,000   New York Triborough Bridge & Tunnel Authority BAN - Series 2001 C
              Insured by AMBAC Assurance Corporation                            01/01/32    3.76       5,000,000    VMIG-1    A-1+
  8,400,000   New York, NY - Fiscal 2004 - Series H-6
              LOC Bank of America, N.A.                                         03/01/34    3.77       8,400,000    VMIG-1    A-1+
 10,000,000   New York, NY GO Bonds Fiscal 2006 - Series F-3
              LOC Royal Bank of Scotland PLC                                    09/01/35    3.80      10,000,000    VMIG-1    A-1+
  3,500,000   Newburgh, NY IDA Civil Facility RB (Community Development
              Properties Dubois St. II Inc. Project) - Series 2005-A
              LOC KeyBank, N.A.                                                 10/01/30    3.84       3,500,000    VMIG-1
  3,825,000   Ononadaga County, NY IDA
              (Ononadaga Community College) - Series 2005 A
              LOC Citizens Bank, N.A.                                           12/01/30    3.82       3,825,000              A-1+
  2,000,000   P - Floats - Series PA-625 (Puerto Rico Commonwealth Public
              Improvement Refunding GO - Series 1993)
              Insured by AMBAC Assurance Corp.                                  07/01/10    3.79       2,000,000              A-1+
  3,400,000   P - Floats - Series PA-783 (Puerto Rico Infrastructure Financing
              Authority Special Obligation Bonds 2000 - Series A)
              Collateralized by SLGS Securities                                 10/01/19    3.79       3,400,000              A-1+
 10,515,000   ROCs II-R Trust - Series 2019 (New York City Transitional Finance
              Authority - Series 2003 E)
              Insured by MBIA Insurance Corp.                                   02/01/20    3.83      10,515,000    VMIG-1
  3,000,000   ROCs II-R Trust - Series 458 (New York State Thruway Authority,
              General Highway and Bridge Trust Fund Bonds - Series 2005 B)
              Insured by AMBAC Assurance Corp.                                  04/01/20    3.83       3,000,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2006

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Societe Generale Municipal Securities Trust Receipts
              - Series 1997 SGB 25 (New York City, NY Municipal Water Finance
              Authority RB - 1997B)
              Insured by MBIA Insurance Corp.                                   06/15/23    3.83%   $  5,000,000              A-1+
    100,000   Societe Generale Municipal Securities Trust Receipts
              - Series 1997 SGB 33 (New York City, NY GO Bonds, Fiscal 1996 -
              Series F)
              Insured by FSA                                                    02/01/19    3.83         100,000              A-1+
  5,000,000   TOCs - Series 2000-1 (Puerto Rico Infrastructure Financing
              Authority Special Obligation Bonds 2000 - Series A)
              Collateralized by SLGS Securities                                 04/01/27    3.81       5,000,000              A-1+
  5,000,000   TOCs Trust - Series 2001-2 (Puerto Rico Public Improvement
              GO Bonds of 2001)
              Insured by FSA                                                    07/01/19    3.81       5,000,000              A-1+
 10,000,000   Triborough Building & Tunnel Authority General - Series 2002 F    11/01/32    3.79      10,000,000    VMIG-1    A-1+
 10,385,000   UBS Municipal Custodial Variable Securities Floaters - Series 2005-13A
              (New York State Dormitory Authority - Series 2005 B)
              Insured by AMBAC Assurance Corp.                                  09/15/24    3.83      10,385,000              A-1+
-----------                                                                                         ------------
334,978,300  Total Variable Rate Demand Instruments                                                  334,978,300
-----------                                                                                         ------------

Variable Rate Demand Instrument - Private Placement (d) (0.70%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC UBS AG                                                         09/01/21    5.04%   $  3,000,000     P-1      A1+
-----------                                                                                         ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                 3,000,000
-----------                                                                                         ------------
             Total Investments (100.24%) (Amortized cost $425,799,343+)                             $425,799,343
             Liabilities in excess of cash and other assets (-0.24%)                                  (1,030,128)
                                                                                                    ------------
             Net Assets (100.00%)                                                                   $424,769,215
                                                                                                    ============

             + Aggregate cost for federal income tax purposes is identical.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN    =   Bond Anticipation Note                           IDRB   =   Industrial Development Revenue Bond
     COPs   =   Certificates of Participation                    LOC    =   Letter of Credit
     CSD    =   Central School District                          MHRB   =   Multi-Family Revenue Housing Bond
     FGIC   =   Financial Guaranty Insurance Company             RB     =   Revenue Bond
     FHA    =   Federal Housing Administration                   ROCs   =   Reset Option Certificates
     FSA    =   Financial Security Assurance                     SLGS   =   State and Local Government Series
     GO     =   General Obligation                               TAN    =   Tax Anticipation Note
     HDC    =   Housing Development Corporation                  TOCs   =   Tender Option Certificates
     IDA    =   Industrial Development Authority

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE:

------------------------------------------------------------------
         State                 Value            % of Portfolio
------------------------------------------------------------------
  New York                  $407,884,343             95.79%
  Puerto Rico                 17,915,000              4.21
------------------------------------------------------------------
  Total                     $425,799,343            100.00%
------------------------------------------------------------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006

================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)................................      $  425,799,343
   Accrued interest receivable..........................................................           3,521,862
   Prepaid expenses.....................................................................              25,370
   Other receivables....................................................................                 729
                                                                                              --------------
          Total assets..................................................................         429,347,304
                                                                                              --------------

LIABILITIES:
   Payable to affiliates*...............................................................             234,080
   Due to custodian.....................................................................           3,882,975
   Accrued expenses.....................................................................             106,580
   Dividends payable....................................................................             354,454
                                                                                              --------------
          Total liabilities.............................................................           4,578,089
                                                                                              --------------
   Net assets...........................................................................      $  424,769,215
                                                                                              ==============

SOURCE OF NET ASSETS:
   Net capital paid in on shares of capital stock (Note 3)..............................      $  424,781,256
   Accumulated net realized loss........................................................             (12,041)
                                                                                              --------------
   Net assets...........................................................................      $  424,769,215
                                                                                              ==============
   Net asset value, per share (Note 3):
     Class A shares, ($285,247,098 applicable to 285,256,318 shares outstanding)                    $   1.00
                                                                                                    ========
     Class B shares, ($33,329,499 applicable to 33,330,576 shares outstanding)                      $   1.00
                                                                                                    ========
     Victory shares, ($39,512,243 applicable to 39,513,521 shares outstanding)                      $   1.00
                                                                                                    ========
     Advantage shares, ($66,680,375 applicable to 66,682,530 shares outstanding)                    $   1.00
                                                                                                    ========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2006

================================================================================

INVESTMENT INCOME

Income:
  Interest..................................................................   $     12,906,866
                                                                               ----------------
Expenses: (Note 2)
  Investment management fee.................................................          1,392,327
  Administration fee........................................................            974,629
  Distribution fee (Advantage Shares).......................................            323,041
  Shareholder servicing fee (Class A).......................................            596,686
  Shareholder servicing fee (Victory Shares)................................             86,946
  Shareholder servicing fee (Advantage Shares)..............................            179,467
  Custodian expenses........................................................             45,824
  Shareholder servicing and related shareholder expenses+...................            245,035
  Legal, compliance and filing fees.........................................            177,506
  Audit and accounting......................................................            141,743
  Directors' fees and expenses..............................................             46,419
  Other expenses............................................................             26,911
                                                                               ----------------
      Total expenses........................................................          4,236,534
      Less:  Expenses paid indirectly (Note 2)..............................               (248)
             Fees Waived (Note 2)...........................................           (219,953)
                                                                               ----------------
  Net expenses .............................................................          4,016,333
                                                                               ----------------
Net investment income........................................................         8,890,533

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments.............................................            13,482
                                                                               ----------------
Increase in net assets from operations.......................................  $      8,904,015
                                                                               ================

+ Includes class specific transfer agency expenses of $149,166, $25,253 and $21,736 for Class A, Class B and Victory Shares, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2006 AND 2005

================================================================================

                                                                           2006                   2005
                                                                     ----------------       ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................   $      8,890,533       $      3,352,664
    Net realized gain (loss) on investments.......................             13,482                (17,929)
                                                                     ----------------       ----------------
    Increase in net assets from operations........................          8,904,015              3,334,735
Dividends to shareholders from net investment income*:
    Class A.......................................................         (5,713,754)            (2,114,974)
    Class B.......................................................         (1,081,238)              (430,993)
    Victory Shares................................................           (822,999)              (355,460)
    Advantage Shares..............................................         (1,272,542)              (451,237)
                                                                     -----------------      ----------------
    Total dividends to shareholders...............................         (8,890,533)            (3,352,664)
Distributions to shareholders from realized gain (loss) on investments:
    Class A.......................................................             (4,822)              -0-
    Class B.......................................................               (692)              -0-
    Victory Shares................................................               (827)              -0-
    Advantage Shares..............................................             (1,253)              -0-
                                                                     -----------------      ----------------
    Total distributions to shareholders...........................             (7,594)              -0-
Capital share transactions (Note 3):
    Class A.......................................................          2,109,963            (13,725,723)
    Class B.......................................................         (6,502,006)           (11,578,460)
    Victory Shares................................................         (6,473,806)            (7,628,452)
    Advantage Shares..............................................         (4,883,520)            34,880,420
                                                                     ----------------       ----------------
    Total capital share transactions..............................        (15,749,369)             1,947,785
                                                                     ----------------       ----------------
        Total increase (decrease).................................        (15,743,481)             1,929,856
Net assets:
    Beginning of year.............................................        440,512,696            438,582,840
                                                                     ----------------       ----------------
    End of year...................................................   $    424,769,215       $    440,512,696
                                                                     ================       ================
    Undistributed net investment income...........................   $       -0-            $       -0-
                                                                     ================       ================

* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Victory and Advantage New York Tax Exempt Liquidity Fund Shares ("Advantage Shares"). The Class A, Victory and Advantage Shares are subject to a service fee pursuant to the Distribution and Service Plan. The Advantage Shares are also subject to an additional distribution fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund are limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage Shares commenced on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

1. Summary of Accounting Policies (Continued)

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to an annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Victory and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to the Class A and Victory Shares and a service fee of .25% with respect to the Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives .45% per annum in distribution fees of the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended April 30, 2006 the Distributor voluntarily waived the following fees:

Distribution fees - Advantage Shares                                  $   40,486
Shareholder servicing fees - Advantage Shares                            179,467
                                                                      ----------
    Total fees waived                                                 $  219,953
                                                                      ==========

The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $196,254 paid to Reich & Tang Services, Inc., ("The Transfer Agent") an affiliate of the Manager, as shareholder servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Victory and Class B shares of the Fund. For the year ended April 30, 2006, these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A, Victory and Class B shares of the Fund.

For the year ended April 30, 2006 the breakdown of expenses paid indirectly by the Fund were as follows:

    Shareholder servicing and related expenses                        $      248
                                                                      ==========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================

3.  Capital  Stock

At April 30, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Year                               Year
                                                       Ended                              Ended
                                                   April 30,2006                     April 30, 2005
                                                   -------------                     --------------
Class A
-------
Sold......................................         1,159,330,082                      1,180,832,049
Issued on reinvestment of dividends.......             3,197,390                          1,148,123
Redeemed..................................        (1,160,417,509)                    (1,195,705,895)
                                                 ---------------                    ---------------
Net increase (decrease)...................             2,109,963                        (13,725,723)
                                                 ===============                    ===============

Class B
-------
Sold......................................           140,490,280                        188,232,629
Issued on reinvestment of dividends.......             1,074,155                            411,002
Redeemed..................................          (148,066,441)                      (200,222,091)
                                                 ---------------                    ---------------
Net increase (decrease)...................            (6,502,006)                       (11,578,460)
                                                 ===============                    ===============

Victory Shares
--------------
Sold......................................            59,988,952                         88,893,111
Issued on reinvestment of dividends.......               821,363                            357,160
Redeemed..................................           (67,284,121)                       (96,878,723)
                                                 ---------------                    ---------------
Net increase (decrease)...................            (6,473,806)                        (7,628,452)
                                                 ===============                    ===============

Advantage Shares
----------------
Sold......................................           143,309,455                        166,028,545
Issued on reinvestment of dividends.......             1,255,414                            422,774
Redeemed..................................          (149,448,389)                      (131,570,899)
                                                 ---------------                    ---------------
Net increase (decrease)...................            (4,883,520)                        34,880,420
                                                 ===============                    ===============








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

4. Tax Information

The tax character of distributions paid during the years ended April 30, 2006 and 2005 were as follows:

                                                              2006                 2005
                                                          ------------        ------------
     Tax-exempt income...............................     $  8,890,533        $  3,352,664
     Long-term capital gains.........................            7,594                 -0-
                                                          ------------        ------------
     Total distributions.............................     $  8,898,127        $  3,352,664
                                                          ============        ============


At April 30, 2006, the Fund had unused capital loss carryforwards of $12,041 available for Federal Income Tax purposes to be applied against future gains, if any. If not applied against future gains, $12,041 will expire in 2014.

At April 30, 2006, the Fund had no ordinary distributable earnings.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 76% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.





















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights

Class A shares                                                           For the Year Ended April 30,
--------------                                         --------------------------------------------------------------
                                                          2006         2005         2004         2003         2002
                                                       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................           0.019        0.007        0.002        0.006        0.012
   Net realized and unrealized gain(loss)
    on investments.............................           0.000       (0.000)        --          0.000         --
                                                       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............           0.019        0.007        0.002        0.006        0.012
Less distributions from:
   Dividends from net investment income........          (0.019)      (0.007)      (0.002)      (0.006)      (0.012)
   Net realized gain(loss) on investments......          (0.000)        --           --         (0.000)        --
                                                       ----------   ----------   ----------   ----------   ----------
   Total distributions.........................          (0.019)      (0.007)      (0.002)      (0.006)      (0.012)
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, end of year...................        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ==========   ==========   ==========   ==========   ==========
Total Return...................................           1.93%        0.70%        0.21%        0.59%        1.23%
Ratios/Supplemental Data
Net assets, end of year (000's)................        $ 285,247    $ 283,134    $ 296,871    $ 324,086    $ 343,895
Ratios to average net assets:
   Expenses (a)................................           0.86%        0.86%        0.83%        0.82%        0.85%
   Net investment income.......................           1.91%        0.70%        0.21%        0.59%        1.27%
   Expenses paid indirectly....................           0.00%        0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights (Continued)

Class B shares                                                           For the Year Ended April 30,
--------------                                         --------------------------------------------------------------
                                                          2006         2005         2004         2003         2002
                                                       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................           0.021        0.009        0.004        0.008        0.015
   Net realized and unrealized gain(loss)
    on investments.............................           0.000       (0.000)        --          0.000         --
                                                       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............           0.021        0.009        0.004        0.008        0.015
Less distributions from:
   Dividends from net investment income........          (0.021)      (0.009)      (0.004)      (0.008)      (0.015)
   Net realized gain(loss) on investments......          (0.000)        --           --         (0.000)        --
                                                       ----------   ----------   ----------   ----------   ----------
   Total distributions.........................          (0.021)      (0.009)      (0.004)      (0.008)      (0.015)
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, end of year...................        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ==========   ==========   ==========   ==========   ==========
Total Return...................................           2.14%        0.90%        0.41%        0.79%        1.46%
Ratios/Supplemental Data
Net assets, end of year (000's)................        $ 33,330     $ 39,831     $ 51,411     $ 46,966     $ 50,441
Ratios to average net assets:
   Expenses (a)................................           0.67%        0.66%        0.63%        0.61%        0.62%
   Net investment income.......................           2.14%        0.88%        0.40%        0.77%        1.44%
   Expenses paid indirectly....................           0.00%        0.00%        0.00%        0.00%        0.00%

(a) Includes expenses paid indirectly















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights (Continued)

Victory shares                                                           For the Year Ended April 30,
--------------                                         --------------------------------------------------------------
                                                          2006         2005         2004         2003         2002
                                                       ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income.......................           0.019        0.007        0.002        0.006        0.012
   Net realized and unrealized gain(loss)
    on investments.............................           0.000       (0.000)        --          0.000         --
                                                       ----------   ----------   ----------   ----------   ----------
   Total from investment operations............           0.019        0.007        0.002        0.006        0.012
Less distributions from:
   Dividends from net investment income........          (0.019)      (0.007)      (0.002)      (0.006)      (0.012)
   Net realized gain(loss) on investments......          (0.000)        --           --         (0.000)        --
                                                       ----------   ----------   ----------   ----------   ----------
   Total distributions.........................          (0.019)      (0.007)      (0.002)      (0.006)      (0.012)
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, end of year...................        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                       ==========   ==========   ==========   ==========   ==========
Total Return...................................           1.93%        0.70%        0.21%        0.59%        1.23%
Ratios/Supplemental Data
Net assets, end of year (000's)................        $ 39,512     $ 45,985     $ 53,616     $ 79,783     $ 89,963
Ratios to average net assets:
   Expenses (a)................................           0.86%        0.86%        0.83%        0.82%        0.85%
   Net investment income.......................           1.91%        0.70%        0.21%        0.59%        1.27%
   Expenses paid indirectly....................           0.00%        0.00%        0.00%        0.00%        0.00%

(a) Includes expenses paid indirectly















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights (Continued)

                                                                                                        November 22, 2002
Advantage Shares                                                   For the Year Ended April 30,         (Commencement of
----------------                                               --------------------------------------     Offering) to
                                                                 2006           2005          2004       April 30, 2003
                                                               ----------    ----------    ----------    --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.....................      $  1.00       $  1.00       $  1.00         $  1.00
                                                               ----------    ----------    ----------      ----------
Income from investment operations:
   Net investment income.................................         0.018         0.006         0.001           0.001
   Net realized and unrealized gain(loss) on investments.         0.000        (0.000)         --             0.000
                                                               ----------    ----------    ----------      ----------
   Total from investment operations......................         0.018         0.006         0.001           0.001
Less distributions from:
   Dividends from net investment income..................        (0.018)       (0.006)       (0.001)         (0.001)
   Net realized gain(loss) on investments................        (0.000)         --            --            (0.000)
                                                               ----------    ----------    ----------      ----------
   Total distributions...................................        (0.018)       (0.006)       (0.001)         (0.001)
                                                               ----------    ----------    ----------      ----------
Net asset value, end of period...........................      $  1.00       $  1.00       $  1.00         $  1.00
                                                               ==========    ==========    ==========      ==========
Total Return.............................................         1.79%         0.61%         0.15%           0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)........................      $ 66,680      $ 71,563      $ 36,685        $ 57,249
Ratios to average net assets:
   Expenses (b) (net of fees waived).....................         1.01%         0.95%         0.89%           0.90%(c)
   Net investment income.................................         1.77%         0.63%         0.14%           0.33%(c)
   Expenses paid indirectly..............................         0.00%         0.00%         0.00%           0.00%(c)
   Distribution and shareholder servicing fees waived....         0.31%         0.36%         0.39%           0.37%(c)


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


To the Board of Directors and Shareholders of New York Daily Tax Free Income Fund, Inc.



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the "Fund") at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
New York, New York
June 16, 2006








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.
























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

New York Daily Tax Free Income Fund, Inc.

On March 7, 2006, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1) The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

     2) The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-month, one-, three-, five- and ten-year periods ended December 31, 2005. The peer group categories included: (i) an asset-based peer group of no-load New York tax-exempt money market funds, as classified by Lipper, as the peer group for the Fund's Class A shares ("expense group 1");
(ii) a competitors class peer group, representing other New York tax-exempt funds that are considered to be competitors of the Fund's Class A shares with similar distribution channels ("expense group 2"); and (iii) a peer group of all funds in the Lipper universe with similar load-type to the Fund regardless of asset size ("expense universe"). These peer groups are collectively referred to as the "Peer Groups." The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or
(ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (Continued)

     2) The performance of the Fund and the Manager. (Continued)

In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory and that the Fund's ranking against the Lipper performance universe (which includes all funds in the expense universe) was in the lst quintile for one-month period, 4th quintile for the one-year period, 2nd quintile for the three- and ten-year periods and 3rd quintile for the five-year period (lst quintile being the highest).

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Directors also considered comparative total fund expenses of the Class A shares of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were reasonable when compared to the Peer Groups. The Board also acknowledged that the differences in expense ratios as between the various shares classes of the Fund was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Directors also noted that the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with a similar investment policies to the Fund. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2005. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (Continued)

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5) Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                      Directors and Officers Information
                                                               April 30, 2006(1)
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(2),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with       Office(3)                  During Past                   Portfolios in       Directorships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                       Time Served                                           Overseen by Director      Director
-----------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
-----------------------------------------------------------------------------------------------------------------------------------
Edward A. Kuczmarksi,   Director          1984        Certified Public Accountant and         Director of twelve    Trustee of the
Age 56                                                Partner of Hays & Company LLP since     portfolios            Empire Builder
                                                      1980.                                                         Tax Free Bond
                                                                                                                    Fund
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Caroline E. Newell,     Director          1984        Director of the Park Avenue Church      Director of one       Trustee of the
Age 65                                                Day School since 2001.  Director of     portfolio             Empire Builder
                                                      Chateau Tax Free Bond des Enfants and                         Tax Free Bond
                                                      the American Fund School in                                   Fund
                                                      Switzerland, both since 1990.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
John P. Steines,        Director          1984        Professor of Law, New York University   Director of one       Trustee of the
Age 57                                                School of Law since 1980.               portfolio             Empire Builder
                                                                                                                    Tax Free Bond
                                                                                                                    Fund
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                      Directors and Officers Information
                                                               April 30, 2006(1)
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(2),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with       Office(3)                  During Past                   Portfolios in       Directorships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                       Time Served                                           Overseen by Director      Director
-----------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-----------------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,        President                      Manager and President of Reich & Tang    Director/Trustee          None
Age 52                 and                            Asset Management, LLC ("RTAM, LLC"),     and/or Officer of
                       Director(4)     Since 1994     a registered Investment Advisor and      Sixteen portfolios
                                                      President of the Mutual Funds Division
                                                      Division of RTAM, LLC.  Associated
                                                      with RTAM, LLC since 1994.  Mr. Duff
                                                      is also President and Director/Trustee
                                                      of eight other funds in the Reich &
                                                      Tang Fund Complex, Director of Pax
                                                      World Money Market Fund, Inc.,
                                                      Principal Executive Officer of
                                                      Delafield Fund, Inc. and President
                                                      and Chief Executive Officer of Tax
                                                      Exempt Proceeds Fund, Inc.  Mr. Duff
                                                      also serves as a Director of Reich &
                                                      Tang Services, Inc. and Reich & Tang
                                                      Distributors, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Richard De             Vice                           Executive Vice President and CFO of            N/A                 N/A
Sanctis, Age 49        President       Since 2005     RTAM LLC.  Associated with RTAM, LLC
                                                      since 1990.  Mr. De Sanctis is Vice
                       Treasurer                      Presidet of ten other funds in the
                       and                            Reich & Tang Fund Complex, Vice
                       Assistant                      President and Assistant Secretary of
                       Secretary       1992 to 2004   Cortland Trust, Inc. and serves as
                                                      Executive Vice President and Chief
                                                      Financial Officer of Reich & Tang
                                                      Services, Inc. and Reich & Tang
                                                      Distributors, Inc.  Prior to December
                                                      2004, Mr. De Sanctis was Treasurer
                                                      and Assistant Secretary of eleven
                                                      funds in the Reich & Tang Fund
                                                      Complex and Vice President, Treasurer
                                                      and Assistant Secretary of Cortland
                                                      Trust, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Molly Flewharty,       Vice                           Senior Vice President of RTAM, LLC.            N/A                 N/A
Age 55                 President       Since 1986     Associated with RTAM, LLC since 1977.
                                                      Ms. Flewharty is also Vice President
                                                      of eleven other funds in the Reich &
                                                      Tang Fund Complex. Ms. Flewharty also
                                                      serves as Senior Vice President of
                                                      Reich & Tang Distributors, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                      Directors and Officers Information
                                                               April 30, 2006(1)
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(2),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with       Office(3)                  During Past                   Portfolios in       Directorships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                       Time Served                                           Overseen by Director      Director
-----------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-----------------------------------------------------------------------------------------------------------------------------------
Rosanne Holtzer,       Chief                          Senior Vice President, Compliance              N/A                 N/A
Age 41                 Compliance                     Officer and Assistant Secretary of
                       Officer         Since 2005     RTAM, LLC.  Associated with RTAM, LLC
                                                      since 1986.  Ms. Holtzer is also
                       Secretary       Since 2001     Chief Compliance Officer, Secretary
                                                      and Assistant Treasurer of eleven
                       Assistant       Since 1998     other funds in the Reich & Tang Fund
                       Treasurer                      Complex.  Ms. Holtzer also serves as
                                                      Senior Vice President, Assistant
                                                      Secretary & Compliance Officer of
                                                      Reich & Tang Distributors, Inc. and
                                                      Senior Vice President, Assistant
                                                      Secretary & Chief Compliance Officer
                                                      of Reich & Tang Services, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Michael Lydon,         Vice                           Executive Vice President and Chief             N/A                 N/A
Age 42                 President       Since 2005     Operations Officer of RTAM, LLC.
                                                      Associated with RTAM, LLC since
                                                      January 2005.  Mr. Lydon was Vice
                                                      President at Automatic Data
                                                      Processing from July 2000 to December
                                                      2004.  Prior to July 2000, Mr. Lydon
                                                      was Executive Vice President and
                                                      Chief Information Officer of RTAM,
                                                      LLC. Mr. Lydon is also Vice President
                                                      of eleven other funds in the Reich &
                                                      Tang Fund Complex. Mr. Lydon also
                                                      serves as Executive Vice President
                                                      and Chief Operations Officer for
                                                      Reich & Tang Distributors, Inc. and
                                                      Reich & Tang Services, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
Dana E. Messina,       Vice                           Executive Vice President of RTAM, LLC.         N/A                 N/A
Age 49                 President       Since 1986     Associated with RTAM, LLC since 1980.
                                                      Ms. Messina is also Vice President of
                                                      eight other funds in the Reich & Tang
                                                      Fund Complex. Ms. Messina also serves
                                                      as Executive Vice President of Reich
                                                      & Tang Distributors, Inc.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                      Directors and Officers Information
                                                               April 30, 2006(1)
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------
 Name, Address(2),     Position(s)       Term of             Principal Occupation(s)               Number of            Other
      and Age           Held with       Office(3)                  During Past                   Portfolios in       Directorships
                          Fund        and Length of                  5 Years                      Fund Complex          held by
                                       Time Served                                           Overseen by Director      Director
-----------------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-----------------------------------------------------------------------------------------------------------------------------------
Anthony Pace,          Treasurer                      Vice President of RTAM, LLC since            N/A            N/A
Age 40                 and                            September 2004. Mr. Pace was a
                       Assistant                      Director of a Client Service Group at
                       Secretary       Since 2004     GlobeOp Financial Services, Inc. from
                                                      May 2002 to August 2004 and
                                                      Controller/Director of Mutual Fund
                                                      Administration for Smith Barney Funds
                                                      Management LLC and Salomon Brothers
                                                      Asset Management Inc. from 1998 to
                                                      May 2002. Mr. Pace is also Treasurer
                                                      and Assistant Secretary of eleven
                                                      other funds in the Reich & Tang Fund
                                                      Complex.
--------------------  -------------  ---------------  -------------------------------------  --------------------  ----------------

(1) The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



NY 04/06A

                                              NEW YORK
                                              DAILY
                                              TAX FREE
                                              INCOME
                                              FUND, INC.









                                                    Annual Report
                                                    April 30, 2006

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 04/30/2006            FYE 04/30/2005

4(a)     Audit Fees                 $ 29,800                  $ 24,800
4(b)     Audit Related Fees         $      0                  $      0
4(c)     Tax Fees                   $  3,465                  $  3,410
4(d)     All Other Fees             $      0                  $      0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None.

4(f) Not applicable.

4(g) $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2006. $3,410 and $22,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NEW YORK DAILY TAX FREE INCOME FUND, INC.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary

Date: June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: June 30, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: June 30, 2006

* Print the name and title of each signing officer under his or her signature.